UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-06652

Investment Company Act File Number

Julius Baer Investment Funds

 (Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, NY 10017

(Address of Principal Executive Offices)

Michael Quain

330 Madison Avenue, New York, NY 10017

(Name and Address of Agent for Services)

(212) 297-3600

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31

Date of Reporting Period

Item 1. Schedule of Investments

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value

FOREIGN GOVERNMENT BONDS—38.9%

		Germany—13.6%
		Bundesobligation
EUR	2,765,000	4.500% due 08/18/2006	3,445,600
EUR	1,000,000	3.000% due 04/11/2008	1,193,596
			4,639,196
		Deutschland Republic
EUR	4,320,000	5.250% due 07/04/2010	5,611,948

			10,251,144

		Italy—4.4%
		Buoni Poliennali Del Tes
EUR	2,660,000	4.750% due 03/15/2006	3,313,634

		Australia—3.6%
		New South Wales Treasury Corp
AUD	3,635,000	8.000% due 03/01/2008	2,726,949

		United Kingdom—3.5%
		United Kingdom Gilts
GBP	1,380,000	7.250% due 12/07/2007	2,672,576

		New Zealand—3.3%
		New Zealand Government
NZD	3,930,000	6.500% due 02/15/2006	2,503,370

		France—3.2%
		Government of France
EUR	1,750,000	5.750% due 10/25/2032	2,395,595

		Canada—2.3%
		Canada Government
CAD	2,300,000	4.250% due 09/01/2008	1,746,546

		Hungary—1.1%
		Republic of Hungary
HUF	185,000,000	6.250% due 06/12/2008	800,725

		Iceland—4.0%
		Housing Financing Fund
ISK	179,633,774	3.750% due 2/15/2034	2,476,972
ISK	35,129,784	3.750% due 4/15/2034	484,393
ISK	1,222,553	4.750% due 12/15/2037	30,542
			2,991,907

		Total Foreign Government Bonds (Cost $26,282,979)	29,402,446

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—31.5%

		Fannie Mae
USD	1,510,000	3.250% due 11/15/2007	1,498,865
USD	1,129,110	5.500% due 10/01/2017	1,162,843
USD	1,047,147	5.500% due 11/01/2017	1,078,431
USD	2,092,753	5.000% due 08/01/2033	2,047,268
USD	2,047,620	5.500% due 01/01/2034	2,058,319
			7,845,726
		Ginnie Mae
USD	202,570	7.000% due 04/15/2032	215,304

		U.S. Treasury Bond
USD	630,000	7.250% due 05/15/2016	770,077
USD	700,000	5.375% due 02/15/2031	717,172
			1,487,249
		U.S. Treasury Inflation Indexed Note
USD	5,089,761	3.625% due 01/15/2008	5,572,693

		U.S. Treasury Notes
USD	4,390,000	6.500% due 08/15/2005	4,588,582
USD	2,160,000	3.000% due 02/15/2008	2,140,426
USD	655,000	2.625% due 05/15/2008	637,986
USD	1,250,000	5.000% due 02/15/2011	1,318,800
			8,685,794
		Total U.S. Government and Agency Obligations (Cost $23,780,420)	23,806,766

CORPORATE BONDS—24.5%

		United States—19.8%
		ABN-Amro Bank NV (Chicago)
USD	1,666,000	7.250% due 05/31/2005	1,730,246

		Bank of America Corp
USD	865,000	7.500% due 09/15/2006	938,150

		Cargill Inc. (144A)
USD	750,000	3.625% due 03/04/2009	728,666

		Citizens Communications Co
USD	290,000	9.250% due 05/15/2011	310,329

		Comcast Cable Communications Inc
USD	715,000	6.750% due 01/30/2011	779,848

		Cox Enterprises Inc (144A)
USD	600,000	4.375% due 05/01/2008	601,639

		Duke Capital
USD	700,000	5.500% due 03/01/2014	691,552

		Ford Motor Credit Co
USD	680,000	7.600% due 08/01/2005	710,632

		General Motors Acceptance Corp
USD	1,000,000	6.125% due 09/15/2006	1,043,301

		Hewlett-Packard Co
USD	1,630,000	7.150% due 06/15/2005	1,696,656

		International Lease Finance Corp
USD	895,000	5.625% due 06/01/2007	941,673

		International Paper Co
USD	650,000	6.750% due 09/01/2011	710,021

		Kinder Morgan Energy Partners LP
USD	700,000	5.000% due 12/15/2013	667,460

		Target Corp
USD	910,000	5.500% due 04/01/2007	960,183

		Valero Energy Corp.
USD	515,000	6.875% due 04/15/2012	566,698

		Verizon Global Funding Corp
USD	885,000	6.875% due 06/15/2012	978,348

		Wyeth
USD	900,000	5.500% due 02/01/2014	870,627

			14,926,029

		United Kingdom—4.7%
		Abbey National Plc
USD	885,000	6.690% due 10/17/2005	925,899

		Diageo Capital Plc
USD	1,075,000	3.500% due 11/19/2007	1,067,356

		Vodafone Group Plc
USD	950,000	7.625% due 02/15/2005	977,857

		WPP Finance UK (144A)
USD	550,000	5.875% due 06/15/2014	559,023

			3,530,135

		Total Corporate Bonds (Cost $18,427,234)	18,456,164

REPURCHASE AGREEMENTS—3.3%

		United States—3.3%
USD	2,506,750	Investors Bank & Trust Repurchase Agreement, dated 7/30/2004, due 8/02/2004, with a maturity value of $2,506,958 and an effective yield of 1.00%, collateralized by a Small Business Association Obligation, with a rate of 4.375%, a maturity of 1/25/2024, and an aggregate market value of $2,632,087 (Cost $2,506,750)	2,506,750

		TOTAL INVESTMENTS — 98.2% (Cost $70,997,383)	74,172,126
		OTHER ASSETS AND LIABILITIES (NET) — 1.8%	1,329,258
		TOTAL NET ASSETS — 100.0%	$75,501,384

Portfolio Footnotes:
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
ISK	—	Icelandic Krona
NZD	—	New Zealand Dollar
USD	—	United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer Total Return Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2004 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
8/11/04	AUD	3,900,000	2,728,613	2,727,055	$1,558
9/13/04	AUD	1,260,000	878,357	901,026	(22,669)
8/17/04	EUR	1,280,000	1,540,703	1,540,800	(97)
8/10/04	JPY	849,300,000	7,622,343	7,824,903	(202,560)
8/17/04	KRW	1,950,000,000	1,665,675	1,672,384	(6,709)
9/30/04	MXN	8,980,000	779,407	770,815	8,592
10/15/04	SEK	5,834,634	759,570	780,000	(20,430)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(242,315)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
8/11/04	AUD	3,900,000	2,728,614	2,717,247	$(11,367)
9/13/04	AUD	530,000	369,467	385,416	15,949
8/31/04	CAD	1,800,000	1,353,792	1,350,135	(3,657)
8/17/04	EUR	1,280,000	1,540,703	1,629,440	88,737
9/30/04	EUR	6,813,000	8,195,685	8,407,351	211,666
9/29/04	GBP	820,000	1,483,601	1,484,795	1,194
8/17/04	KRW	1,950,000,000	1,665,675	1,636,936	(28,739)
9/30/04	NZD	2,160,000	1,358,791	1,368,230	9,439

Net unrealized appreciation on forward foreign exchange contracts to sell					$283,222

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona

At July 31, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

Unrealized Appreciation	Unrealized Depreciation
$3,600,779	$(422,977)

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value
COMMON STOCKS—78.4%
United Kingdom—14.9%
Allied Domecq	623,883	5,048,525
AstraZeneca Plc	656,281	29,369,923
BAE Systems	3,078,147	11,964,563
Barclays Plc	4,990,775	41,747,184
Boots Group	1,865,424	23,168,591
BP Plc	15,365,048	144,173,349
British Airport Authority	1,404,452	14,289,214
British Land	423,085	5,408,593
British Sky Broadcasting	1,612,020	17,720,179
Burberry Group	407,608	2,779,555
Cadbury Schweppes	3,668,530	30,036,350
Centrica Plc	1,675,290	7,204,810
Diageo Plc	3,603,731	44,660,090
GlaxoSmithkline Plc	4,320,623	87,760,868
Highland Gold Mining	554,443	2,419,744
Hilton Group	1,148,485	5,445,666
Imperial Tobacco	483,873	10,523,590
Invensys Plc	15,605,494	0
Marks & Spencer	2,111,387	13,322,897
National Grid Transco	1,254,583	9,929,778
Pearson Plc	1,118,689	12,541,336
Peter Hambro Mining *	963,498	7,306,144
Rank Group	1,460,915	7,856,897
Reckitt Benckiser	852,021	23,302,338
Reed Elsevier	1,327,074	11,752,370
Royal & Sun Alliance Insurance	3,705,560	5,205,395
Royal Bank of Scotland	2,737,041	76,947,082
Scottish & Newcastle	616,895	4,475,953
Scottish & Southern Energy	423,072	5,527,674
Shell Transport & Trading	5,884,041	42,638,840
Smith & Nephew	511,115	5,158,376
Tesco Plc	11,562,864	53,512,417
Vodafone Group	54,324,689	117,803,177
William Hill	853,584	8,009,351
WPP Group	1,340,994	12,399,928
		901,410,747
Japan—11.3%
Aeon Credit Service	204,866	12,554,258
Bank of Yokohama	1,096,000	5,949,307
Canon Inc	293,759	14,338,064
Credit Saison	865,595	26,172,492
Daihatsu Motor	150,000	1,169,530
Denso Corp	704,357	17,252,655
Fuji Photo Film	237,956	7,130,887
Fuji Television Network	3,936	8,581,472
Hitachi Credit	323,000	5,512,054
Hitachi Ltd	962,391	5,871,660
Honda Motor	884,149	42,995,716
Ito-Yokado	372,717	14,479,966

Japan Tobacco	1,464	11,178,180
Kao Corp	1,302,216	32,247,240
Koito Manufacturing	1,405,148	11,144,864
Matsushita Electric Industrial	3,682,687	49,034,207
Mitsubishi Tokyo Financial	6,175	55,237,315
Nidec Corp	52,200	4,847,427
Nissan Motor Company	3,587,890	38,694,036
Nomura Holdings	6,045,086	82,875,523
NTT DoCoMo	4,622	8,045,112
NTT Corp	1,542	7,678,525
Sanyo Electric	2,920,000	11,134,539
Seiyu Ltd * (1)	2,403,625	6,534,461
Sharp Corp	773,000	11,159,275
Shiseido Co	2,031,344	25,242,577
SMC Corp	44,495	4,351,492
Sony Corp	1,356,583	47,590,862
Sumitomo Trust & Banking	502,653	2,940,467
Tokyo Broadcasting System	1,697,000	28,898,712
Toyota Motor	1,273,495	51,188,889
Uni-Charm Corp	430,363	22,550,087
Yamaha Motor	409,000	6,256,740
		680,838,591
France—7.1%
Alcatel Alsthom * (1)	1,285,265	16,649,968
Atos Origin *	89,504	5,281,236
Aventis SA (1)	389,914	30,278,684
BNP Paribas	844,973	49,217,228
Bouygues SA (1)	611,904	20,576,082
Carrefour SA	395,438	18,867,351
European Aeronautic Defense and Space	446,459	12,309,078
France Telecom	224,628	5,565,673
Gecina SA	71,854	5,653,339
L’Air Liquide	33,280	5,389,073
LVMH SA (1)	162,234	11,074,736
Pernod-Ricard	58,593	7,019,033
Renault SA	234,768	18,527,638
Sanofi-Synthelabo SA (1)	738,406	48,984,115
SNECMA *	168,190	3,359,348
Suez SA	676,659	13,376,776
Technip SA	77,730	10,827,557
Thales SA (1)	183,704	6,398,461
TotalFina Elf - Class B	542,956	105,440,500
Unibail	48,295	5,064,409
Valeo SA	110,062	4,470,859
Veolia Environnement	602,811	16,082,715
Vivendi Universal *	323,741	8,095,481
		428,509,340
Germany—7.0%
Adidas-Salomon AG (1)	149,558	17,788,162
BASF AG	364,886	19,452,403
Bayerische Hypo Vereinsbank *	1,008,238	16,265,833
Commerzbank AG	1,158,710	19,865,212
Deutsche Bank (1)	277,657	19,304,967
Deutsche Post	457,765	9,187,273
Deutsche Telekom *	1,756,969	29,445,015
E.ON AG	772,219	54,973,934
Fraport AG	1,100,316	33,449,318
Freenet.de AG * (1)	92,355	1,723,457
Fresenius Medical Care (1)	137,175	9,976,823
Henkel KGAA	162,924	11,096,338

Hypo Real Estate Holding *	399,393	12,396,292
Man AG	165,085	6,127,588
Medion AG (1)	123,885	2,677,267
Metro AG	1,069,152	49,081,148
Muenchener Rueckver - Registered	217,693	20,909,659
Puma AG	11,689	2,758,162
RWE AG	430,892	21,114,038
Schering AG	296,566	16,667,124
Siemans AG	474,147	33,286,222
Volkswagen AG	367,670	14,930,797
		422,477,032
Switzerland—5.2%
Adecco SA	103,943	4,826,056
Credit Suisse	780,182	25,033,393
Nestle SA - Registered	302,478	77,312,937
Novartis AG - Registered	1,736,860	77,723,246
Roche Holding	862,963	85,328,346
SGS SA	10,473	5,640,284
The Swatch Group - Class B	180,048	22,939,637
UBS AG - Registered	175,330	11,731,151
		310,535,050
Turkey—4.0%
Akbank TAS	10,541,855,775	43,482,730
Aksa Akrilik Kimya Sanayii	31,000,000	249,395
Dogan Sirketler Grubu *	8,412,853,729	13,593,657
Dogan Yayin *	747,000,000	2,546,448
Enka Insaat Ve Sanayi	36,738,718	770,217
Finansbank AS *	396,566,333	451,519
Haci Omer Sabanci	9,677,922,596	30,681,628
Koc Holding	5,246,686,155	27,006,950
Migros Turk	1,497,234,422	8,013,154
Tofas Turk Otomobil Fabrikasi *	313,000,000	656,195
Trakya Cam Sanayii	243,613,515	597,927
Turk Dis Ticaret Bankasi	1,836,472,903	2,654,383
Turk Sise ve Cam Fabrikalari	473,701,725	1,001,178
Turkcell ILetisim Hizmetleri	1,466,338,856	5,998,323
Turkiye Garanti Bankasi *	15,575,082,523	48,315,463
Turkiye Is Bankasi	11,541,557,459	44,458,656
Vestel Electronik *	303,000,000	1,007,072
Yapi Ve Kredi Bankasi *	4,099,567,598	10,970,361
		242,455,256
Italy—4.0%
Assicurazioni Generali	1,023,112	27,062,112
Banca Antonveneta (1)	532,638	10,760,503
Banca Intesa	8,843,877	32,794,564
Banca Nazionale del Lavoro * (1)	5,286,062	12,378,280
Banca Popolare di Milano	1,216,809	7,486,033
Beni Stabili	6,696,801	5,143,947
Capitalia SPA	1,941,569	5,890,631
Cassa di Risparmio Di Firenze	5,325,639	9,720,293
Credito Emiliano (1)	1,652,840	13,531,570
Enel SPA (1)	2,017,208	15,907,445
Eni SPA	2,156,887	44,405,008
Saipem SPA	1,182,363	11,259,932
Telecom Italia (1)	2,937,651	8,718,175
Terna SPA	2,979,800	6,385,804
UniCredito Italiano	6,160,278	29,518,333
		240,962,630
Poland—2.6%
Agora SA *	709,126	9,328,555

Bank Millenium *	6,628,172	4,805,661
Bank PEKAO	1,901,645	59,276,257
Bank Prezemyslowo-Handlowy	76,043	8,353,620
Bank Zachodni WBK	1,213,947	26,671,361
BRE Bank	235,732	6,506,390
Budimex *	1,055,397	13,014,206
Orbis SA	379,025	2,612,745
Telekomunikacja Polska	6,207,458	24,804,601
		155,373,396
Hungary—2.3%
Egis Rt	187,510	8,084,493
Gedeon Richter	63,464	6,268,780
Matav Rt	6,318,204	25,373,858
OTP Bank	4,859,951	100,271,582
		139,998,713
Austria—2.0%
Bank Austria Creditanstalt	824,659	48,659,490
Erste Bank der Oesterreichischen Sparkassen	628,556	24,405,187
Flughafen Wien	86,034	4,945,975
OMV AG	109,766	24,051,805
Wienerberger AG	590,918	21,200,785
		123,263,242
Netherlands—1.9%
Euronext NV (1)	368,580	9,824,667
Grolsch NV (1)	21,427	639,767
Heineken NV	601,071	18,836,855
Philips Electronics	466,976	11,323,025
Royal Dutch Petroleum (1)	502,581	25,213,783
Unilever NV	673,762	41,491,640
VNU NV	189,535	5,008,785
		112,338,522
Russia—1.7%
Baltika Brewery	29,360	364,064
Moscow City Telephone	225,000	2,593,125
Moscow City Telephone ADR	137,946	1,677,409
North-West Telecom ADR	140,000	3,150,000
Sberbank RF	147,816	56,170,080
Sibirtelecom ADR	55,525	1,887,850
Sun Interbrew GDR *	1,107,335	14,931,571
Uralsvyazinform ADR	1,121,781	6,618,508
VolgaTelecom	1,000,000	2,400,000
VolgaTelecom ADR	239,050	1,147,440
Wimm-Bill-Dann Foods ADR *	835,121	11,057,002
Yukos	896,333	3,271,615
		105,268,664
Czech Republic—1.6%
Cesky Telecom	859,850	10,282,134
Komercni Banka	820,821	83,723,447
		94,005,581
Australia—1.4%
Amcor Ltd	1,120,861	5,384,681
AMP Ltd	5,323,552	23,375,083
John Fairfax	3,368,223	8,892,550
Newcrest Mining	2,840,963	28,291,065
News Corp	1,607,740	13,758,502
News Corp ADR (1)	130	4,417
Sons of Gwalia *	812,029	978,102
Southcorp Ltd	2,738,268	6,002,116
		86,686,516

Norway—1.4%
Norsk Hydro	507,812	32,130,131
Sparebanken Rogland	168,206	7,183,209
Statoil ASA	2,550,505	31,965,324
Telenor ASA	1,495,177	10,186,308
		81,464,972
Belgium—1.2%
Almancora	112,202	5,835,698
Almanij NV	342,466	20,331,102
Belgacom SA *	328,932	10,102,411
Fortis	690,814	14,904,163
Interbrew SA	345,092	10,449,159
KBC Bank (1)	211,463	11,942,858
		73,565,391
Spain—1.1%
Altadis SA	178,881	5,590,844
Antena 3 de Television *	10,240	541,219
Banco Pastor (1)	33,875	1,000,019
Endesa SA (1)	1,199,881	21,842,303
Fadesa SA *	159,347	2,129,489
Gestevision Telecinco *	478,109	7,557,882
Grupo Empresarial Chapultec (1)	428,877	12,025,709
Iberdrola SA	532,910	10,907,149
Promotora de Informaciones	347,765	5,610,468
		67,205,082
Canada—1.1%
Canadian Natural Resources	883,504	29,416,894
Encana Corp	396,496	17,572,321
Petro-Canada	169,157	7,897,812
Telesystem International Wireless *	931,681	9,894,452
		64,781,479
Sweden—0.9%
Autoliv Inc	419,315	17,430,705
Elekta AB *	664,308	15,495,528
Ericsson AB - Class B *	2,427,522	6,484,864
Getinge AB	684,528	7,894,386
Nobia AB	347,892	3,944,097
Skandia Forsakrings	1,465,438	5,709,821
		56,959,401
Finland—0.9%
Fortum Oyj	1,180,502	16,273,489
Nokia Oyj	2,048,397	23,502,577
UPM-Kymmene	728,800	14,161,862
		53,937,928
Mexico—0.8%
Fomento Economico Mexicano	2,734,539	12,000,443
Grupo Financiero Banorte	8,474,669	31,184,168
Grupo Financiero Inbursa	2,190,410	3,248,961
		46,433,572
Romania—0.6%
Romanian Development Bank	19,617,200	15,571,508
SNP Petrom	294,067,750	21,964,023
		37,535,531
Portugal—0.6%
Banco Comercial Portugues	3,579,847	7,413,126
Electricidade de Portugal	3,933,112	10,512,300
Jeronimo Martins *	363,062	3,933,976
Media Capital SGPS *	1,767,501	8,192,734
Portugal Telecom	391,512	4,015,995
		34,068,131

Indonesia—0.6%
PT Bank Mandiri Persero	78,124,090	10,690,215
PT Indofood Sukses Makmur	35,835,820	2,746,040
Pt Semen Gresik	3,019,310	2,710,273
PT Telekomunikasi Indonesia	21,009,216	17,823,911
		33,970,439
South Africa—0.5%
Nedcor Ltd	3,043,818	29,017,651

Philippines—0.3%
Ayala Corp	25,214,400	2,522,341
Ayala Land	22,221,000	2,222,894
Bank of the Philippine Islands	3,066,000	2,300,322
Globe Telecom	153,320	2,341,704
Philippine Long Distance Telephone *	289,863	6,472,468
SM Prime Holdings	20,387,000	2,185,102
		18,044,831
South Korea—0.2%
Samsung Electronics	41,650	14,850,834

Denmark—0.2%
A P Moller - Maersk	873	6,078,600
H. Lundbeck	152,009	3,039,885
Kobenhavns Lufthavne	36,288	5,118,021
		14,236,506
Venezuela—0.2%
CANTV ADR	697,410	13,983,070

Greece—0.2%
Hellenic Bottling	103,205	2,432,887
Hellenic Telecommunication	907,921	11,062,086
		13,494,973
Ireland—0.2%
Celtic Resources *	292,170	1,902,042
DePfa Bank	423,319	5,759,100
Dragon Oil *	6,606,698	4,865,650
		12,526,792
Luxembourg—0.1%
Millicom International Cellular * (1)	252,200	4,277,312
SBS Broadcasting *	97,773	3,548,084
		7,825,396
Ukraine—0.1%
Centrenergo *	2,053,250	657,597
Centrenergo ADR *	33,000	528,447
Ukrnafta Oil ADR *	19,250	1,506,442
UkrTelecom	19,600,000	1,735,493
		4,427,979
Brazil—0.1%
Cia de Concessoes Rodoviarias	326,900	3,582,317

Argentina—0.1%
Grupo Financiero Galicia - Class B *	4	2
Grupo Financiero Galicia ADR * (1)	676,203	3,495,969
		3,495,971
Bulgaria—0.0%
DZI *	192,919	2,600,595

Thailand—0.0%
Airports of Thailand *	746,800	930,789

TOTAL COMMON STOCKS (Cost $4,317,041,681)		4,733,062,910

Description	Share Amount	Market Value
PREFERRED STOCKS—0.4%
Germany—0.4%
Henkel KGAA - Vorzug	66,462	4,877,832
ProsiebenSat.1 Media	699,704	12,071,715
Rhoen-Klinikum AG - Vorzug (1)	112,289	5,544,156

TOTAL PREFERRED STOCKS (Cost $17,563,443)		22,493,703

Description	Share Amount	Market Value
RIGHTS—0.0%
Indonesia—0.0%
Pt Lippo Bank Tbk Certificate of Entitlement, expires 12/12/21 (Cost $0) *	7,920,000	0

Description	Currency	Face Value	Market Value
CORPORATE BONDS—0.0%
Portugal—0.0%
Jeronimo Martins 0.000%, due 12/30/2004 (Cost $15,535) *	EUR	14,360	26,319

Description	Currency	Face Value	Market Value
FOREIGN GOVERNMENT BONDS—1.7%
Hungary—1.3%
Republic of Hungary 6.750%, due 02/12/2013	HUF	3,403,100,000	14,684,828
Republic of Hungary 5.500%, due 02/12/2014	HUF	6,831,320,000	26,982,471
Republic of Hungary 6.250%, due 06/12/2008	HUF	5,834,010,000	25,266,097
Republic of Hungary 7.000%, due 06/24/2009	HUF	2,610,350,000	11,508,066
			78,441,462
Venezuela—0.3%
Republic of Venezuela 9.250%, due 09/15/2027 (1)	USD	13,616,000	12,098,497
Republic of Venezuela 9.250%, due 09/15/2027	USD	5,464,000	4,855,037
			16,953,534
Bulgaria—0.1%
Bulgaria Compensation Notes	BGN	16,204,680	2,418,832
Bulgaria Housing Compensation Notes	BGN	11,836,179	1,639,259
Bulgaria Registered Comp Vouchers	BGN	19,454,222	2,909,871
			6,967,962

TOTAL FOREIGN GOVERNMENT BONDS (Cost $94,215,374)			102,362,958

Description	Currency	Face Value	Market Value
STRUCTURED NOTES—0.6%
Philippines—0.3%
Philippine Notes (144A), due 10/15/2004 *	USD	932	11,444,708
Philippine Notes (144A), due 11/03/2004 *	USD	747	9,172,958
			20,617,666
India—0.3%
Calyon Financial (144A), due 04/27/2009	USD	13,342	76,818
CLSA Notes (144A), due 11/04/2008 *	USD	1,533,351	8,828,422
CLSA Notes (144A), due 12/12/2008 *	USD	891,472	5,132,739
CLSA State Bank of India (144A), due 06/17/2008 *	USD	273,512	2,602,658
			16,640,637

TOTAL STRUCTURED NOTES (Cost $36,914,721)			37,258,303

Description	Currency	Face Value	Market Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—8.7% (2)
United States—8.7%
U.S. Treasury Bill 1.120%, due 08/19/2004	USD	6,000,000	5,996,453
U.S. Treasury Bill 1.180%, due 08/19/2004	USD	6,000,000	5,996,264
U.S. Treasury Bill 1.135%, due 09/02/2004	USD	38,000,000	37,960,464
U.S. Treasury Bill 1.210%, due 09/16/2004	USD	475,000,000	474,249,632

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $524,202,813)			524,202,813

Description	Currency	Face Value	Market Value
SHORT-TERM INVESTMENTS—3.2% (2)
Canada—0.9%
Bank of Montreal 1.370%, due 08/23/2004		20,179,963	20,179,963
Bank of Nova Scotia 1.320%, due 08/16/2004		5,000,000	5,000,000
Royal Bank of Canada 1.250%, due 08/04/2004		5,000,000	5,000,000
Royal Bank of Canada 1.270%, due 08/11/2004		25,000,000	25,000,000
			55,179,963
United States—0.9%
Bank of America 1.400%, due 09/01/2004		10,000,000	10,000,000
Edison Asset 1.301%, due 08/10/2004		5,000,000	5,000,000
Govco Inc 1.252%, due 08/02/2004		5,000,000	5,000,000
Greyhawk Funding 1.341%, due 08/18/2004		5,000,000	5,000,000
Wells Fargo 1.340%, due 08/18/2004		30,000,000	30,000,000
			55,000,000
Belgium—0.7%
Fortis Bank 1.280%, due 08/06/2004		5,000,000	5,000,000
Fortis Bank 1.290%, due 09/03/2004		5,000,000	5,000,000
Fortis Bank 1.420%, due 09/14/2004		30,000,000	30,000,000
			40,000,000
Germany—0.4%
Den Danske Bank 1.270%, due 08/06/2004		10,000,000	10,000,000
Deutsche Bank 1.313%, due 10/12/2004		14,000,000	14,000,000
			24,000,000
United Kingdom—0.3%
HBOS Halifax Bank of Scotland 1.300%, due 09/03/2004		5,000,000	5,000,000
Royal Bank of Scotland 1.320%, due 08/13/2004		15,000,000	15,000,000
			20,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $194,179,963)			194,179,963

Description	Currency	Face Value	Market Value
REPURCHASE AGREEMENTS—4.6%
United States—4.6%
Investors Bank & Trust Company Repurchase Agreement, dated 7/30/2004, due 8/02/2004, with a maturity value of $274,444,332 and an effective yield of 1.00%, collateralized by U.S. Government and Agency Obligations and Small Business Association Obligations with rates from 1.950% - 4.625%, maturities from 10/15/2008 - 11/25/2033, and an aggregate market value of $288,147,326 (Cost $274,421,462)	USD	274,421,462	274,421,462

TOTAL INVESTMENTS — 97.6% (Cost $5,458,554,992)			5,888,008,431
Other Assets and Liabilities (net) — 2.4%			146,152,970
TOTAL NET ASSETS — 100.0%			$6,034,161,401

Notes to the Portfolio of Investments:

GDR	Global Depositary Receipt

(1)	All or a portion of this security was on loan to brokers at July 31, 2004.
(2)	Security pledged as collateral.

*	Non-income producing security.

Glossary of Currencies

BGN                                                 — Bulgarian Lev

EUR                                                  — Euro

HUF                                                 — Hungarian Forint

USD                                                 — United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer International Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2004 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
8/25/04	AUD	72,099,093	50,361,023	50,000,000	$361,023
8/06/04	EUR	90,000,000	108,350,186	108,621,000	(270,814)
8/25/04	EUR	83,257,708	100,202,070	100,000,000	202,070
8/25/04	GBP	56,280,321	102,142,441	100,000,000	2,142,441
8/27/04	GBP	31,732,423	57,580,495	57,000,000	580,495
9/07/04	GBP	27,403,717	49,677,184	50,000,000	(322,816)
10/06/04	GBP	44,458,029	80,387,111	80,695,768	(308,657)
8/13/04	JPY	11,335,800,000	101,749,896	100,000,000	1,749,896
8/20/04	JPY	11,382,400,000	102,198,056	100,000,000	2,198,056
8/25/04	JPY	11,161,200,000	100,232,928	100,000,000	232,928
8/31/04	JPY	5,427,750,000	48,756,022	48,880,594	(124,572)
9/09/04	JPY	11,065,400,000	99,437,779	101,433,678	(1,995,899)
9/21/04	JPY	5,449,750,000	49,000,871	50,000,000	(999,129)
10/12/04	JPY	13,000,000,000	117,008,612	120,048,019	(3,039,407)
10/21/04	JPY	13,106,000,000	118,018,928	120,526,166	(2,507,238)
8/16/04	KRW	116,325,000,000	99,371,159	100,000,000	(628,841)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(2,730,464)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
8/31/04	CZK	1,121,896,000	42,481,207	42,738,895	$257,688
8/06/04	EUR	90,000,000	108,350,186	107,392,500	(957,686)
8/25/04	EUR	41,371,892	49,791,777	50,000,000	208,223
8/16/04	KRW	116,325,000,000	99,371,159	97,588,087	(1,783,072)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(2,274,847)

Glossary of Currencies

AUD                    — Australian Dollar

CZK                       — Czech Koruna

EUR                        — Euro

GBP                         — British Pound Sterling

JPY                            — Japanese Yen

KRW                  — Republic of Korea Won

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
International Equity Fund:	09/04	690	Dax Index	Long	$(2,577,832)
	09/04	4,170	DJ Euro Stoxx 50	Long	$(4,209,062)
	09/04	1,670	FTSE 100	Long	$(3,458,171)
	09/04	2,205	Nikkei 225	Long	$(5,783,685)
	09/04	550	Topix Index	Long	$(1,737,172)
	09/04	715	Nikkei 225	Long	$(772,200)

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.75% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $7,529,415 at July 31, 2004.

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.60% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $5,810,450 at July 31, 2004.

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.75% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $7,192,033 at July 31, 2004.

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.60% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $6,147,832 at July 31, 2004.

At July 31, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

Unrealized Appreciation	Unrealized Depreciation
$546,987,375	$(117,533,936)

JULIUS BAER INVESTMENT FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS - Industry Sector

July 31, 2004

(Percentage of Net Assets)

At July 31, 2004, sector diversification of the Fund’s investments were as follows:

INDUSTRY SECTOR
Financials	25.5%	$1,537,958,442
Consumer Discretionary	10.5%	636,091,904
Consumer Staples	10.0%	607,170,060
Energy	9.3%	558,600,986
Healthcare	7.3%	437,574,731
Telecommunications	6.2%	371,382,906
Industrials	4.1%	249,873,633
Utilities	3.5%	210,566,661
Materials	1.7%	100,619,026
Information Technology	1.4%	82,976,567
Cash & Cash Equivalents	18.1%	1,095,193,515
Total Investments	97.6%	5,888,008,431
Other Assets and Liabilities (Net)	2.4%	146,152,970
Net Assets	100.0%	$6,034,161,401

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value

CORPORATE BONDS—89.1%

		United States—61.6%
		Adelphia Communications Corp
USD	1,150,000	8.375% due 02/01/2008 (2)	971,750

		Allied Waste Industries
USD	695,000	9.250% due 05/01/2021	771,450

		American Tower Corp
USD	600,000	9.375% due 02/01/2009	643,500

		American Towers
USD	1,200,000	7.250% due 12/01/2011	1,215,000

		Autocam Corp (144A)
USD	850,000	10.875% due 06/15/2014	828,750

		Buckeye Technologies Inc
USD	1,105,000	8.000% due 10/15/2010	1,044,225

		Chesapeake Energy Corp
USD	644,000	6.875% due 01/15/2016	637,560

		CMS Energy Corp
USD	1,675,000	8.500% due 04/15/2011	1,767,125

		Crown Castle International Corp
USD	1,000,000	7.500% due 12/01/2013	1,002,500

		Crown Cork & Seal Company Inc
USD	2,340,000	7.375% due 12/15/2026	2,014,700

		Curative Health Services Inc (144A)
USD	350,000	10.750% due 05/01/2011	318,500

		Dex Media (144A)
USD	1,000,000	8.000% due 11/15/2013	1,010,000

		Dex Media East LLC
USD	300,000	9.875% due 11/15/2009	340,500

		Dex Media West
USD	500,000	9.875% due 08/15/2013	566,250

		Duane Reade (144A)
USD	1,100,000	9.750% due 08/01/2011	1,102,750

		Ethyl Corp
USD	665,000	8.875% due 05/01/2010	714,875

		Exco Resources
USD	440,000	7.250% due 01/15/2011	457,600

		Finlay Fine Jewelry Corp (144A)
USD	750,000	8.375% due 06/01/2012	791,250

		Fisher Scientific International Inc
USD	695,000	8.125% due 05/01/2012	763,631

		Foundationa PA Coal (144A)
USD	1,220,000	7.250% due 08/01/2014	1,235,250

		Fresenius Medical Care Capital Trust
EUR	1,525,000	7.375% due 06/15/2011	1,992,086

		Hexcel Corp
USD	50,000	9.875% due 10/01/2008	55,875
USD	525,000	9.750% due 01/15/2009	553,875
			609,750
		Hines Nurseries Inc
USD	1,300,000	10.250% due 10/01/2011	1,410,500

		Hollinger Participation Trust (144A)
USD	196,574	12.125% due 11/15/2010 (3)	230,974

		Houghton Mifflin Co
USD	750,000	9.875% due 02/01/2013	774,375

		IASIS Healthcare Capital (144A)
USD	1,075,000	8.750% due 06/15/2014	1,123,375

		Ingles Markets Inc
USD	525,000	8.875% due 12/01/2011	553,875

		InSight Health Services Corp
USD	350,000	9.875% due 11/01/2011	378,875

		LCE Acquisition (144A)
USD	970,000	9.000% due 08/01/2014	960,300

		Levi Strauss & Co
EUR	830,000	11.625% due 01/15/2008	999,279

		MedCath Holdings (144A)
USD	840,000	9.875% due 07/15/2012	858,900

		MSW Energy Holdings II
USD	1,000,000	7.375% due 09/01/2010	1,025,000

		MSW Energy Holdings LLC
USD	300,000	8.500% due 09/01/2010	322,500

		NRG Energy Inc (144A)
USD	790,000	8.000% due 12/15/2013	811,725

		OM Group Inc
USD	1,625,000	9.250% due 12/15/2011	1,669,688

		OMI Corp
USD	900,000	7.625% due 12/01/2013	886,500

		Overseas Shipholding Group
USD	660,000	7.500% due 02/15/2024	610,500

		Owens-Brockway Glass Container
USD	100,000	8.250% due 05/15/2013	105,250

		Pinnacle Foods (144A)
USD	370,000	8.250% due 12/01/2013	357,050

		Premcor Refining Group Inc
USD	100,000	9.250% due 02/01/2010	113,000
USD	250,000	7.750% due 02/01/2012	266,875
USD	425,000	7.500% due 06/15/2015	450,500
			830,375
		Rayovac Corp
USD	1,325,000	8.500% due 10/01/2013	1,407,813

		Reliant Resources Inc
USD	650,000	9.250% due 07/15/2010	695,500
USD	500,000	9.500% due 07/15/2013	540,000
			1,235,500
		Remington Arms Co Inc
USD	1,400,000	10.500% due 02/01/2011	1,379,000

		Royster-Clark Inc
USD	1,160,000	10.250% due 04/01/2009	1,165,800

		SBA Communication
USD	1,000,000	10.250% due 02/01/2009	1,040,000

		Stone Energy Corp
USD	850,000	8.250% due 12/15/2011	898,875

		Terex Corp
USD	225,000	9.250% due 07/15/2011	251,438
USD	740,000	7.375% due 01/15/2014	749,250
			1,000,688
		UGS Corp (144A)
USD	1,030,000	10.000% due 06/01/2012	1,096,950

		United Agri Products (144A)
USD	200,000	8.250% due 12/15/2011	222,000

		United Rentals
USD	950,000	7.000% due 02/15/2014	871,625

		Vanguard Health Systems Inc
USD	200,000	9.750% due 08/01/2011	231,000

		XM Satellite Radio Inc
USD	404,257	14.000% due 12/31/2009	386,571
USD	311,000	12.000% due 06/15/2010	357,650
			744,221
			46,001,515

		Germany—3.7%
		Dresdner Bank (144A)
USD	175,000	10.375% due 08/17/2009 (1)	179,812

		Gildemeister AG (144A)
EUR	920,000	9.750% due 07/19/2011	1,117,326

		Kabel Deutschland (144A)
EUR	1,155,000	10.750% due 07/01/2014	1,430,168

			2,727,306

		Cayman Islands—3.5%
		CSN Islands VIII Corp (144A)
USD	1,000,000	9.750% due 12/16/2013	960,000

		RHM Finance Ltd, Floating Rate Note
GBP	900,000	9.438% due 02/28/2011	1,680,630

			2,640,630

		Luxembourg—3.5%
		Cablecom Luxembourg SCA (144A)
EUR	1,200,000	9.375% due 04/15/2014	1,430,293

		Lighthouse International Co (144A)
EUR	990,000	8.000% due 04/30/2014	1,153,173

			2,583,466

		Canada—2.6%
		Gerdau Ameristeel Corp
CAD	20,000	6.500% due 04/30/2007	14,842
USD	350,000	10.375% due 07/15/2011	392,000
			406,842
		Shaw Communications Inc
CAD	2,000,000	7.500% due 11/20/2013	1,529,270

			1,936,112

		United Kingdom—2.0%
		Lucasvarity PLC
GBP	400,000	10.875% due 07/10/2020	872,856

		Lucite International Finance Plc
EUR	500,000	10.250% due 05/15/2010	656,153

			1,529,009

		Mexico—2.0%
		AXTEL SA (144A)
USD	800,000	11.000% due 12/15/2013	784,000

		Vitro Envases (144A)
USD	750,000	10.750% due 07/23/2011	716,250

			1,500,250

		Belgium—1.7%
		Telenet Communication NV (144A)
EUR	800,000	9.000% due 12/15/2013	977,607

		Telenet Group Holding NV (144A)
	500,000	0.000% due 06/15/2014 (3)	326,250

			1,303,857

		Australia—1.7%
		Burns Philp Capital Property Ltd
USD	700,000	10.750% due 02/15/2011	757,750
USD	500,000	9.750% due 07/15/2012	523,750
			1,281,500

		Croatia—1.4%
		Agrokor
EUR	850,000	11.000% due 04/03/2007	1,056,782

		France—1.3%
		BSN Glasspack Obligation SA (144A)
EUR	750,000	9.250% due 08/01/2009	966,170

		Netherlands—0.5%
		Mobifon Holdings BV
USD	300,000	12.500% due 07/31/2010	345,750

		Sweden—0.3%
		Ericsson LM Telefon AB
USD	225,000	6.500% due 05/20/2009	232,312

		Chile—0.3%
		Empresa Elec Del Norte
	280,000	4.000% due 11/05/2017	220,500

		Liberia—1.4%
		Royal Caribbean Cruises Ltd
USD	1,080,000	7.500% due 10/15/2027	1,036,800

		Multinational—1.6%
		INVISTA (144A)
USD	1,050,000	9.250% due 05/01/2012	1,080,187

		Jafra Cosmetics International Inc
USD	100,000	10.750% due 05/15/2011	113,000

			1,193,187

		Total Corporate Bonds (Cost $64,833,699)	66,555,146

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—6.7%

		U.S. Treasury Bill
USD	750,000	1.120% due 10/21/2004 *	748,086
USD	3,500,000	1.170% due 10/21/2004	3,490,672
USD	800,000	1.200% due 10/21/2004	797,814
			5,036,572
		Total U.S. Government and Agency Obligations (Cost $5,036,572)	5,036,572

FOREIGN GOVERNMENT BONDS—2.7%

		Slovakia—1.3%
		Slovak Republic Treasury Bill
SKK	33,000,000	0.00% due 02/16/2005	971,102

		Uruguay—0.8%
		Republica Orient Uruguay
UYU	15,000,000	10.500% due 10/20/2006	559,594

		Turkey—0.6%
		Turkey Government Bond
TRL	650,000,000,000	25.000% due 11/16/2005	456,885

		Total Foreign Government Bonds (Cost $1,973,092)	1,987,581

INVESTMENT FUNDS—0.3%

		United States—.3%
USD	75,000	New America High Income Fund Inc	150,750
USD	10,000	Putnam Managed High Yield Trust	80,000

		Total Investment Funds (Cost $231,450)	230,750

		TOTAL INVESTMENTS — 98.8% (Cost $72,074,813)	73,810,049
		OTHER ASSETS AND LIABILITIES (NET) — 1.2%	908,614
		TOTAL NET ASSETS — 100.0%	$74,718,663

Portfolio Footnotes:
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(1)	When-issued security
(2)	Defaulted Security.
(3)	Step bond
*	Security pledged as collateral.

Glossary of Currencies

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
SKK	—	Slovakia Koruna
TRL	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguayuan Peso

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global High Yield Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2004 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
9/07/04	CAD	1,000,000	752,033	733,945	$(18,088)
9/07/04	EUR	600,000	721,969	734,550	12,581
10/15/04	EUR	4,550,000	5,472,633	5,626,862	154,229
10/15/04	GBP	900,000	1,626,075	1,660,266	34,191

Net unrealized appreciation on forward foreign exchange contracts to sell					$182,913

Glossary of Currencies

CAD                     — Canadian Dollar

EUR                        — Euro

GBP                         — British Pound Sterling

Julius Baer Global High Yield Bond Fund

SCHEDULE OF FUTURES CONTRACTS

July 31, 2004 (Unaudited)

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)

High Yield Bond Fund:	09/04	30	U.S. 10 Year Note	Short	$(15,625)

At July 31, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

Unrealized Appreciation	Unrealized Depreciation
$2,525,641	$(788,757)

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value
COMMON STOCKS—76.1%
United States—37.6%
3COM Corp *	23,300	114,869
Aetna Inc	1,100	94,380
Affiliated Computer Services *	2,900	150,510
Alcoa Inc	2,500	80,075
Allstate Corp	2,470	116,288
Altria Group	5,700	271,320
American Express	1,990	99,997
American International Group	4,790	338,413
Anadarko Petroleum	940	56,203
Analog Devices	1,260	50,022
Atmel Corp *	5,470	23,412
Automatic Data Processing	3,350	140,633
Bank of America	1,760	149,618
Becton Dickinson & Company	2,900	136,967
Bristol-Myers Squibb	5,780	132,362
Cendant Corp	5,700	130,416
Chesapeake Energy	3,600	55,260
Chevron Texaco	2,900	277,385
Citigroup Inc	9,310	410,478
Clear Channel Communications	1,360	48,552
Colgate-Palmolive	2,170	115,444
Comcast Corp *	1,990	54,526
ConocoPhillips	1,760	138,635
Cooper Cameron *	1,110	56,710
Costco Wholesale	6,420	261,037
Devon Energy	920	63,931
Eastman Kodak	3,710	98,278
Express Scripts *	910	59,696
Flextronics International *	14,520	182,516
General Electric	14,030	466,497
Grant Prideco *	3,440	64,982
Home Depot	4,680	157,810
IBM	990	86,199
Intel Corp	5,230	127,507
Johnson & Johnson	6,120	338,252
JP Morgan Chase	3,150	117,589
Kellogg Co	2,580	107,483
Kroger Co *	9,230	145,834
L-3 Communications	2,230	136,364
Leucadia National	2,700	139,023
Lexmark International *	1,320	116,820
McDonald’s Corp	2,670	73,425
Metlife Inc	8,100	288,927
Microsoft Corp	22,340	635,796
Morgan Stanley	2,570	126,778

Murphy Oil	1,900	146,946
Oceaneering International *	1,680	55,558
Packaging Corp of America	3,150	73,584
Parker Hannifin	2,400	137,712
Pepsico Inc	4,590	229,500
Rowan Companies *	11,400	278,388
SBC Communications	4,290	108,709
Sprint Corp	3,140	58,655
Target Corp	2,230	97,228
Tyco International	5,290	163,990
United Parcel Service - Class B	4,150	298,634
United Technologies	1,170	109,395
Verizon Communications	2,020	77,851
Wachovia Corp.	6,700	296,877
Walt Disney	7,330	169,250
Weyerhaeuser Co	2,140	132,680
Williams Cos	23,800	289,170
Wyeth	2,290	81,066
Xerox Corp *	9,780	135,551
XTO Energy	1,850	55,315
		10,033,278
United Kingdom—7.6%
BAE Systems	22,000	85,513
Barclays Plc	9,547	79,859
Boots Group	4,662	57,902
BP Plc	41,228	386,851
British Airport Authority	6,975	70,965
British Sky Broadcasting	5,998	65,933
Diageo Plc	15,500	192,087
GlaxoSmithkline Plc	10,050	204,136
Hilton Group	7,124	33,779
Marks & Spencer	10,711	67,587
National Grid Transco	3,938	31,168
Pearson Plc	3,811	42,724
Reed Elsevier	2,951	26,134
Scottish & Southern Energy	2,408	31,462
Shell Transport & Trading	8,940	64,784
Smith & Nephew	4,355	43,952
Tesco Plc	23,185	107,299
Vodafone Group	170,500	369,730
WPP Group	6,907	63,868
		2,025,733
Japan—7.0%
Bank of Yokohama	5,000	27,141
Denso Corp	2,800	68,584
Hitachi Ltd	19,000	115,921
Honda Motor	3,356	163,201
Japan Tobacco	8	61,083
Kao Corp	7,000	173,343
Matsushita Electric Industrial	9,000	119,833
Mitsubishi Tokyo Financial	26	232,578
Nissan Motor Company	7,059	76,129
Nomura Holdings	21,000	287,901
Sanyo Electric	14,000	53,385
Seiyu Ltd *	13,000	35,342
Sharp Corp	4,000	57,745

Shiseido Co	3,000	37,280
Sony Corp	5,200	182,423
Toyota Motor	4,400	176,861
		1,868,750
Germany—4.6%
Adidas-Salomon AG	602	71,601
BASF AG	670	35,718
Commerzbank AG	1,785	30,602
Deutsche Bank	496	34,486
Deutsche Telekom *	4,600	77,091
E.ON AG	3,693	262,903
Fraport AG	5,210	158,383
Hypo Real Estate Holding *	2,480	76,974
Man AG	801	29,731
Metro AG	5,150	236,419
Muenchener Rueckver - Registered	279	26,798
RWE AG	1,589	77,862
Siemans AG	900	63,182
Volkswagen AG	1,315	53,401
		1,235,151
France—3.8%
Aventis SA	865	67,265
BNP Paribas	3,623	211,029
European Aeronautic Defense and Space	1,411	38,902
LVMH SA	385	26,282
Renault SA	1,054	83,181
Sanofi-Synthelabo	582	38,609
Suez SA	1,338	26,451
Technip SA	201	27,999
Thales SA	1,050	36,572
TotalFina Elf — Class B	1,500	291,296
Unibail	299	31,354
Veolia Environnement	3,106	82,867
Vivendi Universal *	1,793	44,836
		1,006,643
Switzerland—3.2%
Adecco SA	655	30,412
Credit Suisse	2,942	94,399
Nestle SA - Registered	888	226,972
Novartis AG - Registered	4,941	221,106
Roche Holding	1,600	158,205
SGS SA	63	33,929
The Swatch Group - Class B	675	86,001
		851,024
Italy—2.5%
Assicurazioni Generali	1,991	52,664
Banca Intesa	36,945	136,998
Banca Nazionale del Lavoro *	12,885	30,173
Beni Stabili	43,003	33,031
Enel SPA	10,100	79,647
Eni SPA	5,080	104,585
Saipem SPA	4,470	42,569
Telecom Italia	27,558	81,785
UniCredito Italiano	22,365	107,167
		668,619

Hungary—2.2%
Matav Rt	17,941	72,051
OTP Bank	24,685	509,306
		581,357
Austria—1.0%
Bank Austria Creditanstalt	1,534	90,515
Erste Bank der Oesterreichischen Sparkassen	2,335	90,662
Wienerberger AG	2,720	97,587
		278,764
Poland—1.0%
Bank PEKAO GDR	8,422	263,187

Norway—0.9%
Norsk Hydro	2,200	139,198
Statoil ASA	4,500	56,398
Telenor ASA	8,000	54,502
		250,098
Finland—0.8%
Fortum Oyj	5,600	77,197
Nokia Oyj	8,000	91,789
UPM-Kymmene	2,500	48,579
		217,565
Belgium—0.7%
Almanij NV	895	53,133
Fortis	4,473	96,504
Interbrew SA	969	29,341
		178,978
Spain—0.6%
Endesa SA	4,145	75,454
Gestevision Telecinco *	2,449	38,713
Promotora de Informaciones	2,216	35,751
		149,918
Russia—0.5%
Sberbank RF	147	55,860
VolgaTelecom ADR	8,800	42,240
Yukos ADR	2,596	38,940
		137,040
Sweden—0.5%
Autoliv Inc	1,889	78,525
Skandia Forsakrings	13,500	52,600
		131,125
Mexico—0.3%
Grupo Financiero Banorte	24,050	88,475

Netherlands—0.4%
Philips Electronics	1,108	26,866
Royal Dutch Petroleum	1,155	57,945
VNU NV	1,191	31,474
		116,285
Canada—0.2%
Telesystem International Wireless *	5,421	57,734

Portugal—0.2%
Media Capital SGPS *	11,051	51,224

South Korea—0.2%
Samsung Electronics GDR (144A)	248	44,392

Denmark—0.2%
A P Moller — Maersk	6	41,777

Australia—0.1%
Amcor Ltd	6,397	30,732

TOTAL COMMON STOCKS (Cost $20,752,185)		20,307,849

Description	Share Amount	Market Value
PREFERRED STOCKS—0.2%
Germany—0.2%
ProsiebenSat.1 Media	2,911	50,222
Rhoen-Klinikum AG - Vorzug	291	14,368

TOTAL PREFERRED STOCKS (Cost $67,066)		64,590

Description	Share Amount	Market Value
INVESTMENT FUNDS—8.3%
Japan—3.6%
Nomura Nikkei 255 Exchange Traded Fund	9,484	961,547

United States—2.7%
SPDR Trust Series 1	6,527	723,322

Ireland—2.0%
iShares Dow Jones Euro STOXX 50	15,994	525,303

TOTAL INVESTMENT FUNDS (Cost $2,286,962)		2,210,172

Description	Currency	Face Value	Market Value
REPURCHASE AGREEMENTS—3.7%
United States—3.7%
Investors Bank & Trust Company Repurchase Agreement, dated 7/30/2004, due 8/02/2004, with a maturity value of $983,238 and an effective yield of 1.00%, collateralized by a Small Business Association Obligation, with a rate of 4.625%, a maturity of 7/25/2027, and an aggregate market value of $1,032,314(Cost $983,156)	USD	983,156	983,156

TOTAL INVESTMENTS — 88.3% (Cost $24,089,369)			23,565,767
Other Assets and Liabilities (net) — 11.7%			3,120,259
TOTAL NET ASSETS — 100.0%			$26,686,026

* Non-income producing security.

Glossary of Currencies

USD                       — United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2004 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
8/02/04	GBP	12,399	22,546	22,657	$(111)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(111)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation
8/02/04	EUR	18,772	22,600	22,657	$57

Net unrealized appreciation on forward foreign exchange contracts to sell					$57

Glossary of Currencies

EUR                        — Euro

GBP                         — British Pound Sterling

At July 31, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

Unrealized Appreciation	Unrealized Depreciation
$142,971	$(666,573)

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global Equity Fund

PORTFOLIO OF INVESTMENTS - Industry Sector

July 31, 2004

(Percentage of Net Assets)

At July 31, 2004, sector diversification of the Fund’s investments were as follows:

Consumer Discretionary	10.8%	2,871,887
Consumer Staples	6.0%	1,615,968
Energy	8.4%	2,248,184
Financials	19.5%	5,199,980
Healthcare	4.5%	1,215,635
Industrials	9.3%	2,468,867
Information Technology	7.4%	1,985,442
Materials	2.1%	559,178
Telecommunications	4.2%	1,111,116
Utilities	4.1%	1,096,182
Cash & Cash Equivalents	12.0%	3,193,328
Total Investments	88.3%	23,565,767
Other Assets and Liabilities (Net)	11.7%	3,120,259
Net Assets	100.0%	$26,686,026

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Investment Funds

By:	/s/ Michael Quain
Michael Quain
President

Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Guinta
Craig Guinta
Treasurer, Secretary and Chief Financial Officer

Date:	September 28, 2004

By:	/s/ Michael Quain
Michael Quain
President

Date:	September 28, 2004